SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Abstract]
Schedule of Annual Depreciation and Amortization Rates
The annual depreciation and amortization rates are:

	Years	%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

Schedule of Exchange Rates and Linkage Basis
Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2017	4.15	3.46	113.04
December 31, 2016	4.04	3.84	112.59
December 31, 2015	4.25	3.90	112.82

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2017	2.7	(9.9)	0.4
December 31, 2016	(4.9)	(1.5)	(0.2)
December 31, 2015	(9.9)	0.51	(1.0)